UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut	06854
(Address of principal executive offices)	(Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: NOVEMBER 30

Date of reporting period:	DECEMBER 1, 2006 – MAY 31, 2007 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

May 31, 2007

•	Managers Money Market Fund

Managers Money Market Fund

Semi-Annual Report - May 31, 2007 (unaudited)

Page

LETTER TO SHAREHOLDERS	1

ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	4

FINANCIAL STATEMENTS:
Statement of Assets and Liabilities	5
Fund balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	6
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the fiscal period

Statement of Changes in Net Assets	7
Detail of changes in Fund assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	8
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	9
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of The Managers Funds or Managers AMG Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

Letter to Shareholders

Dear Fellow Shareholder:

As most investors expected, the U.S. economy slowed over the course of the past six months and the rest of the world continued on a generally stable growth trajectory. In fact, if there were real surprises, they were that 1) the U.S. economy didn’t slow more under the well publicized strain of both the housing slowdown and related meltdown in the sub-prime lending sector and 2) the global capital markets demand for higher risk-oriented assets is not simply related to the so called “carry trade” but something deeper and more durable. Underpinned by a global economy performing generally within expectations, and, aside from a sharp and short-lived market correction beginning in late February, the domestic and foreign stock markets climbed steadily, providing strong gains for the period. Meanwhile, bonds provided satisfactory returns, essentially earning their coupons as interest rates moved only marginally, and credit spreads remained at historically slim levels.

While the strong equity market return may seem counterintuitive in the face of slowing earnings, a significantly deteriorating housing market and the stress fractures among the mortgage lending industry, there are several positive trends continuing to run that lead to these results. First, because of widespread belief that the economy would be slowing, investors’ expectations for earnings growth were relatively conservative, and most companies exceeded these modest expectations during the period. Furthermore, although the U.S. economy is slowing, the global economy is healthy, and global growth is significant in it’s contribution to U.S. companies’ earnings. In addition, the amount of liquidity searching for return in a relatively low interest rate environment remains historically high. A clear illustration of this is the enormous amount of money currently gathered in private equity pools searching for and buying up public companies on a daily basis. Low volatility and low interest rates have encouraged investors to increase leverage, which has thus far been rewarding.

Speaking of interest rates, at the beginning of the period (late 2006) investors were confidently predicting and wishing that the Fed would reduce rates in the near future, which was consistent with the expectations for a real slowdown in the economy. However, more recently those expectations for a near term rate cut have evolved into uncertainty over the outlook for any rate cut at all, as the Fed has been satisfied to stand pat and communicate concerns balanced between too much inflation risk versus a slowing economy. Again, while the economy has slowed, it does not appear to be falling into recession. Credit spreads remain tight because of a high demand for yield, a relatively low issuance of debt, and historically low default rates.

Although these conditions cannot be sustained indefinitely, they can, without a shock or catalyst, remain in place for some time. Advances in technology and the globalization of the labor force have helped increase competition, improve productivity and keep the inflation rate at bay even with rising commodity and energy prices. Most stock market observers will agree that valuation ratios are reasonable and very close to long-term averages. Therefore, the markets direction will be driven by investor perception of economic developments rather than by any need for the market to correct from valuations that are either too high or low.

Noting the risks and known stresses present in the U.S. economy, we believe that the current strength of many foreign economies, the continued full U.S. employment picture, and the continued high levels of corporate free cash flow will all help to pull the U.S. economy through a period of slow growth. Hence, we continue to believe that investors should maintain their portfolios with allocations near their long-run targets, and take full advantage of opportunities to participate in the growth of the global economy. At this stage, the main risk to the outlook for U.S. equities seems to be that investors expectations for interest rates could swing like a pendulum from expecting a rate cut to fearing a rate hike. While this has not occurred, as we have observed above, expectations have swung towards the center point. In any event, investors will be well served by an appropriately balanced and globally diversified portfolio.

Letter to Shareholders (continued)

One of our foremost goals at Managers Investment Group is to structure and manage mutual funds that will help our shareholders and clients become more successful in reaching their investment goals and objectives. Each of our Funds is geared to provide you with exposure to a specific asset class or segment of the market. Investors tend to use the Funds in the Managers Family of Funds as part of their overall asset allocation in order to structure a well-diversified portfolio intended to meet individual needs. Most of our Funds, like the Managers Money Market Fund, are therefore designed to be building blocks.

The following report contains details for the Managers Money Market Fund and covers the six-month period ending May 31, 2007. Should you have any questions about this report, or if you’d like to receive a Prospectus and additional information, including fees and expenses, for this or any of the other Funds in our family, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersinvest.com. As always, please read the Prospectus carefully before you invest or send money.

If you are curious about how you can better diversify your investment program, visit the Knowledge Center on our Web site and view our articles in the investment strategies section. You can rest assured that under all market conditions our team is focused on delivering excellent investment management services for your benefit.

We thank you for your continued confidence and investment in The Managers Funds.

Sincerely,

John H. Streur	Tom Hoffman, CFA
Senior Managing Partner	Executive Vice President and CIO
Managers Investment Group LLC	Managers Investment Group LLC

About Your Fund’s Expenses (unaudited)

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Fund incurs only ongoing costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The table below reflects the combined expenses of the Fund and the Capital Shares of the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”), in which the Fund currently invests all of its assets.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your on-going costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended May 31, 2007	Beginning Account Value 12/01/06	Ending Account Value 05/31/07	Expenses Paid During the Period*
Managers Money Market Fund
Based on Actual Fund Return	$1,000	$1,025	$2.12
Based on Hypothetical 5% Annual Return	$1,000	$1,023	$2.12

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Managers Money Market Fund Performance

All periods ended May 31, 2007 (unaudited)

	Average Annual Total Returns [1]
	Six Months	One Year	Five Years	Ten Years	Inception Date
Managers Money Market Fund [2]	2.50%	4.95%	2.34%	3.55%	Jun-84
3-Month U.S. Treasury Bill	2.59%	5.20%	2.71%	3.79%

The performance data shown represents past performance, which is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our website at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member NASD.

An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns of the Fund are net of expenses. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

Managers Money Market Fund

Statement of Assets and Liabilities

May 31, 2007 (unaudited)

Assets:
Investment in JPMorgan Liquid Assets Money Market Fund, Capital Shares (cost $107,877,525)	$107,877,525
Receivable for Fund shares sold	111,432
Dividends receivable	497,529
Prepaid expenses	39,182

Total assets	108,525,668

Liabilities:
Payable for Fund shares repurchased	35,383
Dividends payable to shareholders	43,877
Administration fee payable	14,301
Other accrued expenses	23,758

Total liabilities	117,319

Net Assets	$108,408,349

Shares outstanding	108,408,349
Net asset value, offering and redemption price per share	$1.00

Net Assets Represent:
Paid-in capital	$108,408,349

The accompanying notes are an integral part of these financial statements.

Managers Money Market Fund

Statement of Operations

For the six months ended May 31, 2007 (unaudited)

Investment Income:

Dividend income		$2,542,181

Expenses:
Administration fees	$72,889
Transfer agent	34,252
Professional fees	13,887
Registration fees	11,553
Reports to shareholders	9,550
Accounting fees	3,000
Trustees fees and expenses	2,486
Miscellaneous expenses	1,977

Total expenses before offsets	149,594

Less: Expense reductions	(24,296)

Net expenses		125,298

Net Investment Income		$2,416,883

The accompanying notes are an integral part of these financial statements.

Managers Money Market Fund

Statement of Changes in Net Assets

	For the six months ended May 31, 2007 (unaudited)	For the fiscal year ended Nov. 30, 2006
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,416,883	$1,515,932

Distributions to Shareholders:
From net investment income	(2,416,883)	(1,515,932)

From Capital Share Transactions (at a constant $1.00 per share):
Proceeds from sale of shares	147,544,864	122,399,470
Reinvestment of dividends	2,347,747	1,477,635
Cost of shares repurchased	(79,323,164)	(123,937,360)

Net increase (decrease) from capital share transactions	70,569,447	(60,255)

Total increase (decrease) in net assets	70,569,447	(60,255)

Net Assets:
Beginning of period	37,838,902	37,899,157

End of period	$108,408,349	$37,838,902

The accompanying notes are an integral part of these financial statements.

Managers Money Market Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended May 31, 2007	For the fiscal year ended November 30,
	(unaudited)	2006	2005**	2004*	2003	2002
Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Income from Investment Operations:
Net investment income	0.025	0.043	0.026	0.008	0.007	0.014

Less Distributions to Shareholders from:
Net investment income	(0.025)	(0.043)	(0.026)	(0.008)	(0.007)	(0.014)

Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return [1]	2.50%[3]	4.45%	2.61%	0.82%	0.69%	1.40%

Ratio of net expenses to average net assets	0.26%[4]	0.40%	0.40%	0.36%	0.38%	0.37%

Ratio of net investment income to average net assets [1]	4.97%[4]	4.42%	2.62%	0.86%	0.69%	1.41%

Net assets at end of period (000’s omitted)	$108,408	$37,839	$37,896	$47,645	$33,050	$37,625

Expense Waivers/Offsets: [2]
Ratio of total expenses to average net assets	0.31%[4]	0.45%	0.46%	0.44%	0.43%	0.43%

Ratio of net investment income to average net assets	4.92%[4]	4.37%	2.56%	0.78%	0.64%	1.35%

*	Prior to May 14, 2004 the Fund invested all of its assets in the Institutional Class Shares of the JPMorgan Prime Money Market Fund. (See Notes to Financial Statements).
**	Prior to February 19, 2005 the Fund invested all of its assets in the Institutional Class Shares of the JPMorgan Liquid Assets Money Market Fund. (See Notes to Financial Statements).
[1]	Total returns and net investment income would have been lower had certain expenses not been reduced.
[2]

Excludes the impact of expense reimbursements and expense offsets such as brokerage credits, but includes non-reimbursable expenses such as interest and taxes. (See Note 1 (d) of Notes to Financial Statements).

[3]	Not Annualized.
[4]	Annualized.

Managers Money Market Fund

Notes to Financial Statements

May 31, 2007 (unaudited)

Managers Money Market Fund (the “Fund”) is a series of The Managers Funds (the “Trust”), an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of a number of investment series, (collectively the “Funds”).

The Fund invests all of its investable assets in the Capital Shares of the JPMorgan Liquid Assets Money Market Fund (the “Portfolio”), a separate registered open-end management investment company with substantially the same investment objective and policies as the Fund. The Portfolio is a series of the JPMorgan Trust II, a business trust organized under the laws of The Commonwealth of Massachusetts. The investment manager of the Portfolio is JPMorgan Investment Advisors Inc. (“JPMIA”). The performance of the Fund is directly affected by the performance of the Portfolio.

1.	Summary of Significant Accounting Policies

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

The investment in the Portfolio is valued daily at its end of day net asset value per share. The Portfolio’s underlying investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and therefore assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

b.	Security Transactions

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of the coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

c.	Dividend Policy

Dividends declared by the Portfolio accrue daily and are paid monthly.

d.	Investment Income and Expenses

As a shareholder of the Portfolio, the Fund receives its proportionate share of the dividends paid by such class, which takes into consideration the Fund’s proportionate share of net investment income and expenses of such class. Expenses incurred by the Trust, which cannot be directly attributed to the Fund are apportioned among the Fund and other affiliated funds based upon their relative average net assets or number of shareholders.

Managers Money Market Fund

Notes to Financial Statements (continued)

The Fund has an “omnibus account” arrangement with JPMorgan Distribution Services, Inc, (“JPMDS”), the shareholder servicing agent of the Portfolio, whereby the Fund is credited with a factor of 0.05% of the average daily assets invested in the Portfolio. This credit serves to reduce expenses, including transfer agent and registration expenses, that would otherwise be charged to the Fund. For the six months ended May 31, 2007, transfer agent and registration expenses were reduced under this arrangement by $24,296.

e.	Dividends and Distributions

Income dividends and capital gain distributions, if any, normally will be declared daily and paid on the third to the last business day of the month. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

f.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements. At May 31, 2007, the approximate cost for Federal income tax purposes is $107,877,525.

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At May 31, 2007, no shareholders held greater than 10% of the shares outstanding of the Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Administrative and Shareholder Servicing Agreement under which Managers Investment Group LLC (the “Administrator”), an indirect wholly-owned subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as the Fund’s administrator and is responsible for certain aspects of managing the Fund’s operations, including administration and shareholder services of the Fund. For these services, the Fund is required to pay the Administrator 0.15% of the Fund’s average daily net assets per annum. The Fund is distributed by Managers Distributors, Inc., (“MDI”), a wholly-owned subsidiary of Managers Investment Group LLC. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Administrator, AMG and/or MDI.

The aggregate annual retainer paid to each Independent Trustee is $55,000, plus $4,000 or $2,000 for each regular or special meeting attended, respectively. The Trustees’ fees and expenses are allocated amongst all of the Funds for which Managers Investment Group LLC serves as the Administrator based on the relative net assets of such Funds. The Independent Chairman of the Trusts receives an additional payment of $10,000 per year and the Chairman of the Audit Committee receives an additional $2,000 per year.

Managers Money Market Fund

Notes to Financial Statements (continued)

3.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

4.	New Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) has recently issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109 (the “Interpretation”) (“FIN 48”), which applies to all registered investment companies and clarifies the accounting for uncertain tax positions. The Interpretation is effective for financial statements for fiscal years beginning after December 15, 2006. FIN 48 will be effective for the Fund’s fiscal year ended November 30, 2008. Based on analysis computed to date, management does not believe the adoption of FIN 48 will result in any material impact to the Fund’s financial statements.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management does not believe the adoption of SFAS 157 will have any impact on the Fund’s financial statements.

Administrator

Managers Investment Group LLC

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Distributor

Managers Distributors, Inc.

800 Connecticut Avenue

Norwalk, Connecticut 06854

(203) 299-3500 or (800) 835-3879

Custodian

The Bank of New York

2 Hanson Place

Brooklyn, New York 11217

Legal Counsel

Ropes & Gray LLP

One International Place

Boston, Massachusetts 02110-2624

Transfer Agent

PFPC, Inc.

Attn: Managers

P.O. Box 9769

Providence, Rhode Island 02940

(800) 548-4539

Trustees

Jack W. Aber

William E. Chapman, II

Edward J. Kaier

William J. Nutt

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

For Managers Choice Only

Managers

P.O. Box 61204

King of Prussia, Pennsylvania 19406-0851

(800) 358-7668

MANAGERS AND MANAGERS AMG EQUITY FUNDS		MANAGERS AND MANAGERS AMG BALANCED FUNDS
EMERGING MARKETS EQUITY	SMALL CAP
Rexiter Capital Management Limited	TIMESSQUARE MID CAP GROWTH	CHICAGO EQUITY PARTNERS
	TIMESSQUARE SMALL CAP GROWTH	BALANCED
ESSEX GROWTH	TimesSquare Capital Management, LLC	Chicago Equity Partners, LLC
ESSEX LARGE CAP GROWTH
ESSEX SMALL/MICRO CAP GROWTH	SMALL COMPANY	GLOBAL
Essex Investment Management Co., LLC	Epoch Investment Partners, Inc.	Armstrong Shaw Associates Inc.
	Kalmar Investment Advisers, Inc.	Alliance Bernstein L.P.
FQ TAX-MANAGED U.S. EQUITY		First Quadrant, L.P.
FQ U.S. EQUITY	SPECIAL EQUITY	Kern Capital Management LLC
First Quadrant, L.P.	Donald Smith & Co., Inc.	Northstar Capital Management, Inc.
	Kern Capital Management LLC	Wellington Management Company, LLP
INSTITUTIONAL MICRO-CAP	Skyline Asset Management, L.P.
MICRO-CAP	Smith Asset Management Group, LP	ALTERNATIVE FUNDS
Kern Capital Management LLC	Veredus Asset Management LLC	FQ GLOBAL ALTERNATIVES
	Westport Asset Management, Inc.	First Quadrant, L.P.
INTERNATIONAL EQUITY
Alliance Bernstein L.P.	SYSTEMATIC VALUE	MANAGERS FIXED INCOME FUNDS
Lazard Asset Management, LLC	SYSTEMATIC MID CAP VALUE
Wellington Management Company, LLP	Systematic Financial Management, L.P.
BOND (MANAGERS)
CHICAGO EQUITY PARTNERS	VALUE	FIXED INCOME
MID-CAP	Armstrong Shaw Associates Inc.	GLOBAL BOND
Chicago Equity Partners, LLC	Osprey Partners Investment Mgmt., LLC	Loomis, Sayles & Company L.P.

REAL ESTATE SECURITIES		BOND (MANAGERS FREMONT)
Urdang Securities Management, Inc.		Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE Evergreen Investment Management Company, LLC

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member NASD.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

HIGH YIELD J.P. Morgan Investment Management Inc.
INTERMEDIATE DURATION GOVERNMENT SHORT DURATION GOVERNMENT Smith Breeden Associates, Inc.
MONEY MARKET JPMorgan Investment Advisors Inc.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	July 31, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Nutt
William J. Nutt, President

Date:	July 31, 2007

By:	/s/ Bruce M. Aronow
Bruce M. Aronow, Chief Financial Officer

Date:	July 31, 2007